Nature of Operations and Summary of Significant Accounting Policies (Details Narrative) - Just Right Products, Inc. [Member]	12 Months Ended
	Dec. 31, 2017 USD ($) Integer shares	Dec. 31, 2016 USD ($) Integer shares
Allowance for doubtful accounts
Inventory reserve
Advertising expense	$ 176,074	$ 159,678
Potentially dilutive shares outstanding | shares
Number of operating segments | Integer
Accounts Receivable [Member] | Maximum [Member]
Concentration risk, percentage		10.00%
Accounts Receivable [Member] | One Customer [Member] | Maximum [Member]
Concentration risk, percentage	46.00%
Inventory Purchases [Member] | One Vendor [Member]
Concentration risk, percentage	36.00%	34.00%
Accounts Payable and Accrued Expenses [Member] | One Vendor [Member]
Concentration risk, percentage	64.00%	88.00%